Summary of Significant Accounting Policies (Black-Scholes Option-Pricing Model) (Details)	12 Months Ended
	Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate	1.70%	0.80%	1.20%
Assumed volatility	22.70%	26.30%	27.00%
Assumed dividend yield	2.30%	2.20%	2.30%
Assumed lives of options	5 years	5 years	5 years